Accrued Expenses and Other Payables (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Accrued Expenses and Other Payables
6.	ACCRUED EXPENSES AND OTHER PAYABLES
  Accrued expenses and other payable consisted of the following at December 31, 2017:
2017
Accrued expenses	$260,089
Total Accrued liabilities	$260,089